Consolidated Balance Sheet SFr in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-current assets
Property, plant & equipment	$ 4,389	$ 4,369
Right-of-use assets	449	354
Goodwill	8,946	8,926
Intangible assets other than goodwill	8,587	9,060
Deferred tax assets	421	443
Financial assets	652	517
Other non-current assets	594	298
Total non-current assets	24,038	23,967
Current assets
Inventories	2,268	2,322
Trade receivables	1,736	1,770
Income tax receivables	23	34
Cash and cash equivalents	1,676	1,094
Time deposits	153	0
Other current assets	453	427
Total current assets	6,309	5,647
Total assets	30,347	29,614
Equity
Share capital	20	20
Reserves	21,533	20,604
Total equity	21,553	20,624
Non-current liabilities
Financial debts	4,538	4,676
Lease liabilities	429	335
Deferred tax liabilities	724	797
Provisions & other non-current liabilities	825	784
Total non-current liabilities	6,516	6,592
Current liabilities
Trade payables	773	811
Financial debts	105	63
Lease liabilities	68	71
Current income tax liabilities	104	114
Provisions & other current liabilities	1,228	1,339
Total current liabilities	2,278	2,398
Total liabilities	8,794	8,990
Total equity and liabilities	$ 30,347	$ 29,614